Reverse Repurchase Agreements - Non Trading - Summary of Reverse Repurchase Agreements - Non Trading (Detail) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of reserve repurchase agreements non-trading [line items]
Reverse repurchase agreements – non trading	£ 18,197	£ 19,599
Agreements with banks
Disclosure of reserve repurchase agreements non-trading [line items]
Reverse repurchase agreements – non trading	1,250	1,258
Agreements with customers
Disclosure of reserve repurchase agreements non-trading [line items]
Reverse repurchase agreements – non trading	£ 16,947	£ 18,341